Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 08, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Owned subsidiary			59.20%
Share in Hampshire First Bank			43.00%
Pre-tax gain	$ 4,800,000	$ 4,800,000		$ 4,819,000
Cash received from pre-tax gain	6,600,000			6,600,000
Shares of NBTB	547,481
Proceeds from sale of shares	11,100,000
Total revenue			10.00%
Cash on deposit			58,200,000
Impairment charges			0	0
Loans accrual of interest is discontinued at the time the loan			90 days
Maximum loan value ratio			80.00%
Originate loans with loan-to-value ratios			95.00%
First time home buyers, loans with loan-to-value ratios			100.00%
Period of repayment of loan			12 months	24 months
Uncertain tax positions			0	0
Interest and penalties			0	0	0
Interest or penalties			0	0	0
Unrecognized prior service cost			$ 28,000,000	$ 17,000,000
Stock Option [Member]
Schedule of Available-for-sale Securities [Line Items]
Options included in the computation of diluted earnings per share			13,971	17,500	58,600